Schedule of Income Tax Expense Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net income before income tax					$ 20,728	$ 6,851
US federal income tax rate					35.00%	35.00%
Expected U.S. Federal income tax (recovery)					$ 7,254	$ 2,398
Permanent differences / discrete items					312	92
State income tax (net of federal benefit)					314	115
Valuation Allowance					(2,438)	(620)
Non-controlling interests					(4,572)	(1,917)
Others					(390)	109
Total tax expense	$ 454	$ 158	$ 606	$ 238	$ 480	$ 177